INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Cost of Sales (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Inventories as of the beginning of the year	$ 29,338,548	$ 27,322,003	$ 19,366,001
Adjustment of opening net book amount for the application of IAS 29			4,273,416
Business combination	5,611,918
Purchases of the year	112,084,246	88,195,797	88,380,452
Production costs	11,169,890	10,998,165	11,558,513
Foreign currency translation	(509,874)	(3,601,829)	(9,291,498)
Subtotal	157,694,728	122,914,136	114,286,884
Inventories as of the end of the year	39,052,925	29,338,548	27,322,003
Cost of sales	$ 118,641,803	$ 93,575,588	$ 86,964,881